Segmented Information	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [Abstract]
Segmented Information [Text Block]

27. Segmented Information

The Company operates in one segment, with two revenue streams being, the mining and sale of digital currencies and high performance computing hosting. External revenues are attributed by geographical location, based on the country from which services are provided.

March 31, 2024	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$111,044	$111,044
High performance computing hosting	-	-	-	-	3,421	3,421
	$-	$-	$-	$-	$114,465	$114,465

March 31, 2023	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$106,089	$106,089
High performance computing hosting	-	-	-	-	229	229
	$-	$-	$-	$-	$106,318	$106,318

The Company's plant and equipment are located in the following jurisdictions:

March 31, 2024	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$74,425	$19,529	$1,367	$-	$35	$95,356
ROU asset	3,352	5,051	-	-	85	8,488
	$77,777	$24,580	$1,367	$-	$120	$103,844

March 31, 2023	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$50,386	$31,544	$4,357	$-	$941	$87,228
ROU asset	4,157	6,683	-	-	133	10,973
	$54,543	$38,227	$4,357	$-	$1,074	$98,201